Investment in PennyMac Mortgage Investment Trust at Fair Value (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment in PennyMac Mortgage Investment Trust at Fair Value
Change in fair value and dividends received	$ 2,541	$ 3,524	$ 1,736
PMT
Investment in PennyMac Mortgage Investment Trust at Fair Value
Dividends	216	167	138
Change in fair value	(175)	650	(115)
Change in fair value and dividends received	41	817	23
Fair value of PennyMac Mortgage Investment Trust shares at period end	$ 1,722	$ 1,897	$ 1,247